United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: Six months ended 09/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2013
Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2013 through September 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2013, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	84.8%
Non-Agency Mortgage-Backed Securities	5.6%
Non-Agency Commercial Mortgage-Backed Securities	5.1%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.4%
Repurchase Agreement—Collateral[2]	16.4%
Other Assets and Liabilities—Net[3]	(15.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—84.8%
		Federal Home Loan Mortgage Corporation—28.8%
$16,473,499		3.000%, 8/1/2043	$16,057,158
24,135,061		3.500%, 4/1/2042 - 9/1/2043	24,542,350
24,401,214		4.000%, 8/1/2025 - 1/1/2042	25,567,813
28,895,700		4.500%, 2/1/2024 - 9/1/2041	30,781,643
15,905,831		5.000%, 7/1/2020 - 10/1/2039	17,157,604
20,363,329		5.500%, 3/1/2021 - 9/1/2037	22,121,578
117,684		6.000%, 10/1/2017 - 2/1/2032	130,239
1,519,538		6.500%, 10/1/2037 - 10/1/2038	1,685,865
447,037		7.000%, 12/1/2031	522,305
717,566		7.500%, 1/1/2021 - 8/1/2031	844,972
		TOTAL	139,411,527
		Federal National Mortgage Association—49.9%
23,084,034		2.500%, 4/1/2028 - 5/1/2028	23,247,245
8,730,531		3.000%, 6/1/2027	9,045,308
12,000,000	[1]	3.500%, 10/1/2043	12,225,000
55,288,070	[1]	4.000%, 12/1/2031 - 10/1/2043	58,198,572
50,504,542	[1]	4.500%, 12/1/2019 - 11/1/2043	53,875,123
39,779,851	[1]	5.000%, 1/1/2024 - 1/1/2040	43,109,361
4,986,705		5.500%, 12/1/2013 - 9/1/2037	5,440,993
27,378,492		6.000%, 10/1/2028 - 4/1/2038	30,250,670
4,645,105		6.500%, 6/1/2029 - 8/1/2037	5,155,826
755,640		7.000%, 8/1/2028 - 1/1/2032	873,350
1,984		7.500%, 1/1/2030	2,346
1,348		11.750%, 10/1/2015	1,459
202		13.000%, 8/1/2015	221
		TOTAL	241,425,474
		Government National Mortgage Association—6.1%
18,165,134		3.500%, 12/15/2040	18,696,606
6,231,717		5.000%, 11/20/2038 - 9/20/2039	6,807,760
1,317,363		5.500%, 12/20/2038	1,445,703
1,078,734		6.000%, 9/20/2038	1,186,661
891,075		7.500%, 12/15/2023 - 7/15/2030	1,058,555
93,499		8.250%, 10/15/2030	115,704
57,769		8.375%, 8/15/2030	67,602
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$126		11.250%, 9/20/2015	$136
		TOTAL	29,378,727
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $394,554,093)	410,215,728
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.6%
		Non-Agency Mortgage-Backed Securities—5.6%
2,599,300		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,426,109
819,626		Credit Suisse Mortgage Capital 2007-4, Class 4A2, 5.500%, 6/25/2037	709,306
3,200,683	[2,3]	Credit Suisse Mortgage Capital 2012-CIM2, Class A1, 3.000%, 6/25/2042	3,172,248
5,442,054	[2,3]	Credit Suisse Mortgage Capital 2013-IVR3, Class A2, 3.000%, 5/25/2043	5,136,247
1,287,485		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,268,408
1,877,132		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,753,816
265,596	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	234,840
4,269,317	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	88,375
236,665		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	234,290
657,708		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	668,366
1,657,282		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,679,648
1,959,666		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,969,424
4,998,576		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	4,745,591
1,686,918	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	202,599
3,423,373		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,066,594
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,929,717)	27,355,861
		Commercial Mortgage-Backed Securities—8.5%
		Agency Commercial Mortgage-Backed Securities—3.4%
1,380,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,409,659
7,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	6,971,946
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,645,373
5,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	5,153,183
		TOTAL	16,180,161
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Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Non-Agency Commercial Mortgage-Backed Securities—5.1%
$4,520,200	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	$4,764,116
5,577,237	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	5,957,952
4,641,808	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	4,774,380
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,034,045
7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	7,317,853
		TOTAL	24,848,346
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $41,299,120)	41,028,507
		Repurchase Agreements—16.4%
40,867,000	[5,6]	Interest in $100,000,000 joint repurchase agreement 0.03%, dated 9/12/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,002,333 on 10/10/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2043 and the market value of those underlying securities was $102,477,884.	40,867,000
8,282,000	[5]	Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412.	8,282,000
30,000,000	[5,6]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 9/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,046,667 on 10/10/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $1,020,032,300.	30,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	79,149,000
		TOTAL INVESTMENTS—115.3% (IDENTIFIED COST $543,931,930)[7]	557,749,096
		OTHER ASSETS AND LIABILITIES - NET—(15.3)%[8]	(74,023,930)
		TOTAL NET ASSETS—100%	$483,725,166
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $39,447,166, which represented 8.2% of total net assets.
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3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $38,921,352, which represented 8.0% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $543,884,692.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2013.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$410,215,728	$—	$410,215,728
Collateralized Mortgage Obligations	—	26,830,047	525,814	27,355,861
Commercial Mortgage- Backed Securities	—	41,028,507	—	41,028,507
Repurchase Agreements	—	79,149,000	—	79,149,000
TOTAL SECURITIES	$—	$557,223,282	$525,814	$557,749,096
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The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,
		2013	2012	2011	2010	2009
Net Asset Value, [ctag;bx]Beginning of Period	$7.74	$7.82	$7.71	$7.77	$7.70	$7.75
Income From Investment Operations:
Net investment income	0.08[1]	0.19[1]	0.24[1]	0.27[1]	0.31[1]	0.34[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)	(0.05)	0.14	(0.02)	0.10	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.14	0.38	0.25	0.41	0.31
Less Distributions:
Distributions from net investment income	(0.10)	(0.22)	(0.27)	(0.31)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.52	$7.74	$7.82	$7.71	$7.77	$7.70
Total Return[2]	(1.52)%	1.80%	5.05%	3.19%	5.42%	4.17%
Ratios to Average Net Assets:
Net expenses	0.90%[3]	0.91%	0.92%	0.94%	0.95%	0.95%
Net investment income	2.08%[3]	2.45%	3.03%	3.50%	3.95%	4.42%
Expense waiver/reimbursement[4]	—%	0.00%[5]	0.00%[5]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$423,139	$489,819	$530,857	$559,964	$590,559	$599,122
Portfolio turnover	160%	168%	156%	138%	121%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	61%	46%	44%	36%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.75	$7.82	$7.71	$7.76	$7.70	$7.75
Income From Investment Operations:
Net investment income	0.05[1]	0.13[1]	0.18[1]	0.22[1]	0.25[1]	0.28[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)	(0.04)	0.15	(0.02)	0.09	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.09	0.33	0.20	0.34	0.25
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.22)	(0.25)	(0.28)	(0.30)
Net Asset Value, End of Period	$7.52	$7.75	$7.82	$7.71	$7.76	$7.70
Total Return[2]	(2.03)%	1.17%	4.26%	2.55%	4.49%	3.38%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.66%	1.67%	1.69%	1.70%	1.70%
Net investment income	1.33%[3]	1.70%	2.31%	2.75%	3.20%	3.67%
Expense waiver/reimbursement[4]	—%	0.00%[5]	0.00%[5]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,780	$20,404	$25,847	$43,444	$75,194	$99,200
Portfolio turnover	160%	168%	156%	138%	121%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	61%	46%	44%	36%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.74	$7.81	$7.70	$7.76	$7.70	$7.75
Income From Investment Operations:
Net investment income	0.05[1]	0.13[1]	0.18[1]	0.21[1]	0.25[1]	0.28[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)	(0.04)	0.15	(0.02)	0.09	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.09	0.33	0.19	0.34	0.25
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.22)	(0.25)	(0.28)	(0.30)
Net Asset Value, End of Period	$7.51	$7.74	$7.81	$7.70	$7.76	$7.70
Total Return[2]	(2.03)%	1.17%	4.27%	2.43%	4.51%	3.40%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.66%	1.67%	1.69%	1.70%	1.70%
Net investment income	1.33%[3]	1.70%	2.28%	2.75%	3.19%	3.67%
Expense waiver/reimbursement[4]	—%	0.00%[5]	0.00%[5]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,806	$60,557	$73,624	$71,492	$69,256	$58,191
Portfolio turnover	160%	168%	156%	138%	121%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	61%	46%	44%	36%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
September 30, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$79,149,000
Investment in securities	478,600,096
Total investment in securities, at value (identified cost $543,931,930)		$557,749,096
Cash		96
Income receivable		1,451,197
Receivable for investments sold		61,530,779
Receivable for shares sold		85,682
TOTAL ASSETS		620,816,850
Liabilities:
Payable for investments purchased	132,025,487
Payable for shares redeemed	4,477,023
Income distribution payable	208,660
Payable for Directors'/Trustees' fees (Note 5)	705
Payable for distribution services fee (Note 5)	38,003
Payable for shareholder services fee (Note 5)	174,894
Accrued expenses (Note 5)	166,912
TOTAL LIABILITIES		137,091,684
Net assets for 64,352,865 shares outstanding		$483,725,166
Net Assets Consist of:
Paid-in capital		$514,888,458
Net unrealized appreciation of investments		13,817,166
Accumulated net realized loss on investments and futures contracts		(43,514,472)
Distributions in excess of net investment income		(1,465,986)
TOTAL NET ASSETS		$483,725,166
Semi-Annual Shareholder Report
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($423,139,134 ÷ 56,290,522 shares outstanding), no par value, unlimited shares authorized	$7.52
Offering price per share (100/95.50 of $7.52)	$7.87
Redemption proceeds per share	$7.52
Class B Shares:
Net asset value per share ($16,779,544 ÷ 2,231,810 shares outstanding), no par value, unlimited shares authorized	$7.52
Offering price per share	$7.52
Redemption proceeds per share (94.50/100 of $7.52)	$7.11
Class C Shares:
Net asset value per share ($43,806,488 ÷ 5,830,533 shares outstanding), no par value, unlimited shares authorized	$7.51
Offering price per share	$7.51
Redemption proceeds per share (99.00/100 of $7.51)	$7.43
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended September 30, 2013 (unaudited)
Investment Income:
Interest		$7,846,201
Expenses:
Investment adviser fee (Note 5)	$1,038,966
Administrative fee (Note 5)	205,509
Custodian fees	16,399
Transfer agent fee	297,521
Directors'/Trustees' fees (Note 5)	1,751
Auditing fees	12,760
Legal fees	4,310
Portfolio accounting fees	80,590
Distribution services fee (Note 5)	267,105
Shareholder services fee (Note 5)	650,114
Share registration costs	23,962
Printing and postage	23,724
Insurance premiums (Note 5)	2,548
Miscellaneous (Note 5)	2,222
TOTAL EXPENSES	2,627,481
Net investment income		5,218,720
Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments		(9,144,170)
Net realized gain on futures contracts		628,523
Net change in unrealized appreciation of investments		(6,511,186)
Net change in unrealized depreciation of futures contracts		241,782
Net realized and unrealized loss on investments and futures contracts		(14,785,051)
Change in net assets resulting from operations		$(9,566,331)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2013	Year Ended 3/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,218,720	$14,216,602
Net realized gain (loss) on investments and futures contracts	(8,515,647)	4,464,659
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,269,404)	(7,521,186)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,566,331)	11,160,075
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,031,529)	(14,543,402)
Class B Shares	(177,612)	(470,054)
Class C Shares	(487,484)	(1,397,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,696,625)	(16,411,275)
Share Transactions:
Proceeds from sale of shares	15,105,468	59,788,247
Net asset value of shares issued to shareholders in payment of distributions declared	5,537,344	13,352,744
Cost of shares redeemed	(91,434,911)	(127,437,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,792,099)	(54,296,696)
Change in net assets	(87,055,055)	(59,547,896)
Net Assets:
Beginning of period	570,780,221	630,328,117
End of period (including undistributed (distributions in excess of) net investment income of $(1,465,986) and $11,919, respectively)	$483,725,166	$570,780,221
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
September 30, 2013 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Additionally, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At September 30, 2013, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $10,954,063. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$213,672	$234,840
Salomon Brother Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 – 5/25/1999	$126,141	$88,375
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$584,232	$202,599
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$628,523
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$241,782
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,559,475	$11,780,059	5,166,728	$40,409,291
Shares issued to shareholders in payment of distributions declared	653,189	4,939,712	1,497,669	11,694,777
Shares redeemed	(9,168,403)	(69,430,800)	(11,341,766)	(88,661,073)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,955,739)	$(52,711,029)	(4,677,369)	$(36,557,005)
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	88,723	$674,999	325,757	$2,549,073
Shares issued to shareholders in payment of distributions declared	22,534	170,435	56,991	445,269
Shares redeemed	(513,655)	(3,875,674)	(1,055,314)	(8,254,935)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(402,398)	$(3,030,240)	(672,566)	$(5,260,593)
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	349,262	$2,650,410	2,150,774	$16,829,883
Shares issued to shareholders in payment of distributions declared	56,475	427,197	155,364	1,212,698
Shares redeemed	(2,398,874)	(18,128,437)	(3,908,552)	(30,521,679)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,993,137)	$(15,050,830)	(1,602,414)	$(12,479,098)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,351,274)	$(70,792,099)	(6,952,349)	$(54,296,696)
4. FEDERAL TAX INFORMATION
At September 30, 2013, the cost of investments for federal tax purposes was $543,884,692. The net unrealized appreciation of investments for federal tax purposes was $13,864,404. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,480,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,615,618.
At March 31, 2013, the Fund had a capital loss carryforward of $36,248,167 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$4,881,984	NA	$4,881,984
2015	$21,792,738	NA	$21,792,738
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First 500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$70,500
Class C Shares	196,605
TOTAL	$267,105
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2013, FSC retained $61,020 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2013, FSC retained $3,222 in sales charges from the sale of Class A Shares. FSC also retained $489 of CDSC relating to redemptions of Class A Shares, $19,907 relating to redemptions of Class B Shares and $2,214 relating to redemptions of Class C Shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This reimbursement can be modified or terminated at any time at its sole discretion. For the six months ended September 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$562,695
Class B Shares	23,500
Class C Shares	63,919
TOTAL	$650,114
For the six months ended September 30, 2013, FSSC received $253,702 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2013, were as follows:
Purchases	$5,570,898
Sales	$19,568,971
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2013, there were no outstanding loans. During the six months ended September 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2013, there were no outstanding loans. During the six months ended September 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$984.80	$4.48
Class B Shares	$1,000	$979.70	$8.14
Class C Shares	$1,000	$979.70	$8.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,016.85	$8.29
Class C Shares	$1,000	$1,016.85	$8.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.64%
Class C Shares	1.64%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428.035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having benn previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
28

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report
29

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

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Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2013
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2013 through September 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2013, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	53.6%
Synthetic Inflation-Protected Securities[3]	37.5%
High Yield Securities	5.8%
Other Security Types[4,5]	0.0%
Derivative Contracts[6]	(0.3)%
Cash Equivalents[7]	2.5%
Other Assets and Liabilities—Net[8]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents a combination of credit default swaps and U.S. Treasury Inflation-Protected Securities. Percentage is based upon the notional amount of the swaps plus (minus) any unrealized appreciation (depreciation) on the swaps. More complete information regarding the Fund's direct investments in credit default swaps including unrealized appreciation (depreciation) and notional values (or amounts) of such contracts can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of common stock and preferred stock.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2013 (unaudited)
Shares			Value
		Investment Companies—99.3%[1]
4,915,646		Federated Inflation-Protected Securities Core Fund	$52,695,723
1,263,240	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	1,263,240
867,889		High Yield Bond Portfolio	5,743,610
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $58,970,480)[3]	59,702,573
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	396,194
		TOTAL NET ASSETS—100%	$60,098,767
At September 30, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Bank of America Securities LLC	Bank of America Securities LLC	Net Unrealized Appreciation on Credit Default Swaps
Reference Entity	Series 20 Investment Grade CDX Index	Series 20 Investment Grade CDX Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	6/20/2018	6/20/2018
Implied Credit Spread at 9/30/2013[5]	1.00%	1.00%
Notional Amount	$14,000,000	$22,000,000
Market Value	$171,524	$269,537
Upfront Premiums Received	$185,451	$249,673
Unrealized Appreciation/Depreciation	$(13,927)	$19,864	$5,937
Net Unrealized Appreciation on Swap Contracts is included in “Other Assets and
Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$59,702,573	$—	$—	$59,702,573
OTHER FINANCIAL INSTRUMENTS[2]	$—	$441,061	$—	$441,061
1	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include swap contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.25	$11.17	$10.94	$10.80	$10.26	$10.91
Income From Investment Operations:
Net investment income	0.07[1]	0.18[1]	0.34[1]	0.25[1]	0.20[1]	0.25[1]
Net realized and unrealized gain (loss) on investments and swap contracts	(0.58)	0.17	0.26	0.20	0.55	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	(0.51)	0.35	0.60	0.45	0.75	(0.20)
Less Distributions:
Distributions from net investment income	(0.08)	(0.27)	(0.37)	(0.31)	(0.21)	(0.32)
Return of capital[2]	—	—	—	—	—	(0.13)[1]
TOTAL DISTRIBUTIONS	(0.08)	(0.27)	(0.37)	(0.31)	(0.21)	(0.45)
Net Asset Value, End of Period	$10.66	$11.25	$11.17	$10.94	$10.80	$10.26
Total Return[3]	(4.49)%	3.12%	5.60%	4.21%	7.33%	(1.83)%
Ratios to Average Net Assets:
Net expenses	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.34%[4]	1.57%	3.09%	2.31%	1.86%	2.54%
Expense waiver/reimbursement[5]	0.55%[4]	0.46%	0.64%	0.98%	1.97%	2.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,029	$35,140	$33,588	$30,011	$24,543	$13,603
Portfolio turnover	4%	10%	22%	2%	7%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.20	$11.17	$10.94	$10.80	$10.26	$10.91
Income From Investment Operations:
Net investment income	0.03[1]	0.09[1]	0.25[1]	0.16[1]	0.10[1]	0.21[1]
Net realized and unrealized gain (loss) on investments and swap contracts	(0.58)	0.16	0.27	0.20	0.59	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	(0.55)	0.25	0.52	0.36	0.69	(0.24)
Less Distributions:
Distributions from net investment income	(0.04)	(0.22)	(0.29)	(0.22)	(0.15)	(0.28)
Return of capital[2]	—	—	—	—	—	(0.13)[1]
TOTAL DISTRIBUTIONS	(0.04)	(0.22)	(0.29)	(0.22)	(0.15)	(0.41)
Net Asset Value, End of Period	$10.61	$11.20	$11.17	$10.94	$10.80	$10.26
Total Return[3]	(4.88)%	2.28%	4.85%	3.41%	6.77%	(2.23)%
Ratios to Average Net Assets:
Net expenses	1.45%[4]	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.64%[4]	0.82%	2.29%	1.47%	0.96%	2.08%
Expense waiver/reimbursement[5]	0.55%[4]	0.46%	0.64%	1.00%	1.95%	3.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,423	$14,848	$14,981	$14,932	$16,353	$8,927
Portfolio turnover	4%	10%	22%	2%	7%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.27	$11.18	$10.94	$10.80	$10.26	$10.91
Income From Investment Operations:
Net investment income	0.09[1]	0.21[1]	0.37[1]	0.32[1]	0.29[1]	0.37[1]
Net realized and unrealized gain (loss) on investments and swap contracts	(0.58)	0.16	0.27	0.15	0.47	(0.55)
TOTAL FROM INVESTMENT OPERATIONS	(0.49)	0.37	0.64	0.47	0.76	(0.18)
Less Distributions:
Distributions from net investment income	(0.10)	(0.28)	(0.40)	(0.33)	(0.22)	(0.34)
Return of capital[2]	—	—	—	—	—	(0.13)[1]
TOTAL DISTRIBUTIONS	(0.10)	(0.28)	(0.40)	(0.33)	(0.22)	(0.47)
Net Asset Value, End of Period	$10.68	$11.27	$11.18	$10.94	$10.80	$10.26
Total Return[3]	(4.35)%	3.34%	5.95%	4.46%	7.48%	(1.69)%
Ratios to Average Net Assets:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.67%[4]	1.84%	3.33%	2.95%	2.75%	3.69%
Expense waiver/reimbursement[5]	0.55%[4]	0.46%	0.64%	0.94%	1.85%	3.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,647	$27,082	$23,409	$20,162	$4,115	$314
Portfolio turnover	4%	10%	22%	2%	7%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2013 (unaudited)
Assets:
Total investment in affiliated holdings (Note 5) (identified cost $58,970,480)		$59,702,573
Cash		96,959
Swaps, at value (premium received $435,124)		441,061
Receivable for shares sold		15,149
Receivable for periodic payments from swap contracts		11,000
TOTAL ASSETS		60,266,742
Liabilities:
Payable for shares redeemed	$118,327
Payable to adviser (Note 5)	997
Payable for transfer agent fee	10,160
Payable for auditing fees	14,725
Payable for distribution services fee (Note 5)	7,680
Payable for shareholder services fee (Note 5)	14,424
Accrued expenses (Note 5)	1,662
TOTAL LIABILITIES		167,975
Net assets for 5,640,169 shares outstanding		$60,098,767
Net Assets Consist of:
Paid-in capital		$60,453,068
Net unrealized appreciation of investments and swap contracts		738,030
Accumulated net realized loss on investments and swap contracts		(1,006,025)
Distributions in excess of net investment income		(86,306)
TOTAL NET ASSETS		$60,098,767
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($26,028,808 ÷ 2,442,045 shares outstanding), no par value, unlimited shares authorized		$10.66
Offering price per share (100/95.50 of $10.66)		$11.16
Redemption proceeds per share		$10.66
Class C Shares:
Net asset value per share ($12,423,296 ÷ 1,170,452 shares outstanding), no par value, unlimited shares authorized		$10.61
Offering price per share		$10.61
Redemption proceeds per share (99.00/100 of $10.61)		$10.50
Institutional Shares:
Net asset value per share ($21,646,663 ÷ 2,027,672 shares outstanding), no par value, unlimited shares authorized		$10.68
Offering price per share		$10.68
Redemption proceeds per share		$10.68
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2013 (unaudited)
Investment Income:
Dividends from affiliated holdings (Note 5)			$736,414
Expenses:
Investment adviser fee (Note 5)		$141,503
Administrative fee (Note 5)		90,288
Custodian fees		3,442
Transfer agent fee		29,822
Directors'/Trustees' fees (Note 5)		501
Auditing fees		14,725
Legal fees		3,997
Portfolio accounting fees		32,868
Distribution services fee (Note 5)		51,365
Shareholder services fee (Note 5)		55,626
Account administration fee (Note 2)		552
Share registration costs		21,239
Printing and postage		13,724
Insurance premiums (Note 5)		2,049
Miscellaneous (Note 5)		942
TOTAL EXPENSES		462,643
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(141,503)
Reimbursement of other operating expenses	(52,671)
TOTAL WAIVER AND REIMBURSEMENTS		(194,174)
Net expenses			268,469
Net investment income			467,945
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments			(603,123)
Net realized gain on swap contracts			87,445
Realized gain distribution from affiliated investment company shares			4,961
Net change in unrealized appreciation of investments			(3,485,162)
Net change in unrealized appreciation of swap contracts			5,937
Net realized and unrealized loss on investments and swap contracts			(3,989,942)
Change in net assets resulting from operations			$(3,521,997)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2013	Year Ended 3/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$467,945	$1,166,777
Net realized gain (loss) on investments and swap contracts	(510,717)	579,706
Net change in unrealized appreciation/depreciation of investments and swap contracts	(3,479,225)	542,165
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,521,997)	2,288,648
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(220,016)	(810,051)
Class C Shares	(51,389)	(305,200)
Institutional Shares	(214,327)	(689,734)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(485,732)	(1,804,985)
Share Transactions:
Proceeds from sale of shares	5,650,067	23,158,812
Net asset value of shares issued to shareholders in payment of distributions declared	380,002	1,458,413
Cost of shares redeemed	(18,994,141)	(20,008,557)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,964,072)	4,608,668
Change in net assets	(16,971,801)	5,092,331
Net Assets:
Beginning of period	77,070,568	71,978,237
End of period (including distributions in excess of net investment income of $(86,306) and $(68,519), respectively)	$60,098,767	$77,070,568
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2013 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets,
Semi-Annual Shareholder Report

except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$552
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full
Semi-Annual Shareholder Report

notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $16,285,714. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Receivable for periodic payments from swap contracts	$11,000
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$87,445
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$5,937
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	304,064	$3,315,993	1,031,101	$11,653,684
Shares issued to shareholders in payment of distributions declared	19,595	208,179	67,739	759,483
Shares redeemed	(1,005,037)	(10,831,957)	(981,857)	(11,065,659)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(681,378)	$(7,307,785)	116,983	$1,347,508
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,955	$346,484	254,046	$2,853,735
Shares issued to shareholders in payment of distributions declared	4,280	45,322	22,919	256,499
Shares redeemed	(191,222)	(2,045,551)	(293,176)	(3,295,173)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(154,987)	$(1,653,745)	(16,211)	$(184,939)
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	181,175	$1,987,590	767,820	$8,651,393
Shares issued to shareholders in payment of distributions declared	11,886	126,501	39,453	442,431
Shares redeemed	(568,464)	(6,116,633)	(498,664)	(5,647,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(375,403)	$(4,002,542)	308,609	$3,446,099
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,211,768)	$(12,964,072)	409,381	$4,608,668
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2013, the cost of investments for federal tax purposes was $58,970,480. The net unrealized appreciation of investments for federal tax purposes, excluding swap contracts, was $732,093. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $787,786 and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,693.
At March 31, 2013, the Fund had a capital loss carryforward of $194,280 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2019	$194,280	NA	$194,280
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2013, the Adviser voluntarily waived $141,306 of its fee and voluntarily reimbursed $52,671 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

In addition to the fees described above, effective February 15, 2013 the Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2013, the net fee paid to FAS was 0.255% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$51,365
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2013, FSC did not retain any fees paid by the Fund. For the six months ended September 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2013, FSC retained $3,702 in sales charges from the sale of Class A Shares. FSC also retained $374 of CDSC relating to redemptions of Class A Shares and $220 relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$38,498
Class C Shares	17,128
TOTAL	$55,626
For the six months ended September 30, 2013, FSSC received $102 of fees paid by the Fund. For the six months ended September 30, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2013, the Adviser reimbursed $197. Transactions involving the affiliated holdings during the six months ended September 30, 2013, were as follows:
	Federated Inflation- Protected Securities Core Fund	Federated Prime Value Obligations Fund Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2013	6,515,414	464,286	409,065	7,388,765
Purchases/Additions	—	10,265,836	458,824	10,724,660
Sales/Reductions	(1,599,768)	(9,466,882)	—	(11,066,650)
Balance of Shares Held 9/30/2013	4,915,646	1,263,240	867,889	7,046,775
Value	$52,695,723	$1,263,240	$5,743,610	$59,702,573
Dividend Income	$574,738	$153	$161,523	$736,414
Capital Gain Distributions	$—	$—	$4,961	$4,961
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the six months ended June 30, 2013, are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 87.7% of its net assets at September 30, 2013. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2013, were as follows:
Purchases	$3,048,359
Sales	$17,250,000
Semi-Annual Shareholder Report

7. risk of investing in underlying funds
Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2013, there were no outstanding loans. During the six months ended September 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2013, there were no outstanding loans. During the six months ended September 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$955.10	$3.43
Class C Shares	$1,000	$951.20	$7.09
Institutional Shares	$1,000	$956.50	$2.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.56	$3.55
Class C Shares	$1,000	$1,017.80	$7.33
Institutional Shares	$1,000	$1,022.81	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428,035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having benn previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Portfolio of Investments Summary Table (unaudited)– Federated Inflation-Protected Securities Core Fund
At June 30, 2013, the Fund's portfolio composition was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	98.8%
Derivative Contracts[1]	0.8%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–
Federated Inflation-Protected Securities Core Fund
June 30, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—98.8%
		Treasury Securities—98.8%
$3,087,330		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	$2,705,201
7,214,935		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,061,506
5,272,245		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,074,326
806,903		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	976,377
5,798,155		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	6,891,017
6,321,000		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,481,445
8,550,745		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	8,764,780
2,518,600		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,437,021
2,321,437		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,392,822
2,126,040		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	2,270,229
2,025,932		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,197,741
1,089,080		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,226,593
3,775,500		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	3,827,750
2,467,300	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,547,025
9,958,685		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	10,691,582
6,572,670		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,281,902
1,138,820		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,291,244
		TOTAL U.S. TREASURY (IDENTIFIED COST $74,577,023)	76,118,561
		Repurchase Agreement—0.7%
552,000		Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988. (AT COST)	552,000
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $75,129,023)[2]	76,670,561
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	420,017
		TOTAL NET ASSETS—100%	$77,090,578
Semi-Annual Shareholder Report

At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
4U.S. Treasury Long Bond (CBT) Short Futures	80	$10,867,500	September 2013	$525,445
4U.S. Treasury Note 5 Year Short Futures	122	$14,767,719	September 2013	$113,147
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$638,592
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$76,118,561	$—	$76,118,561
Repurchase Agreement	—	552,000	—	552,000
TOTAL SECURITIES	$—	$76,670,561	$—	$76,670,561
OTHER FINANCIAL INSTRUMENTS*	$638,592	$—	$—	$638,592
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Inflation-Protected Securities Core Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2013	Year Ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.36	$11.02	$10.86	$10.78	$9.99	$10.60
Income From Investment Operations:
Net investment income	0.07	0.26	0.46	0.26[1]	0.22	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.69)	0.35	0.16	0.05	0.74	(0.46)
TOTAL FROM INVESTMENT OPERATIONS	(0.62)	0.61	0.62	0.31	0.96	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.27)	(0.46)	(0.23)	(0.17)	(0.54)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	—	(0.02)
Return of capital[2]	—	—	—	—	—	(0.09)[1]
TOTAL DISTRIBUTIONS	(0.05)	(0.27)	(0.46)	(0.23)	(0.17)	(0.65)
Net Asset Value, End of Period	$10.69	$11.36	$11.02	$10.86	$10.78	$9.99
Total Return[3]	(5.43)%	5.55%	5.75%	2.89%	9.69%	0.14%
Ratios to Average Net Assets:
Net expenses	0.05%[4]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	1.18%[4]	2.41%	4.16%	2.39%	2.21%	4.14%
Expense waiver/reimbursement[5]	0.07%[4]	0.23%	0.37%	0.50%	1.04%	1.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,091	$77,095	$60,171	$62,420	$28,758	$17,241
Portfolio turnover	40%	24%	11%	52%	19%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities– Federated Inflation-Protected Securities Core Fund
June 30, 2013 (unaudited)
Assets:
Total investment in securities, at value (identified cost $75,129,023)		$76,670,561
Cash		720
Income receivable		465,049
TOTAL ASSETS		77,136,330
Liabilities:
Payable for daily variation margin	$22,859
Payable to adviser (Note 5)	1,053
Payable for Directors'/Trustees' fees (Note 5)	264
Payable for auditing fees	12,670
Payable for portfolio accounting fees	6,836
Accrued expenses (Note 5)	2,070
TOTAL LIABILITIES		45,752
Net assets for 7,213,238 shares outstanding		$77,090,578
Net Assets Consist of:
Paid-in capital		$78,192,750
Net unrealized appreciation of investments and futures contracts		2,180,130
Accumulated net realized loss on investments and futures contracts		(3,410,413)
Undistributed net investment income		128,111
TOTAL NET ASSETS		$77,090,578
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,090,578 ÷ 7,213,238 shares outstanding, no par value, unlimited shares authorized		$10.69
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–Federated Inflation-Protected Securities Core Fund
Six Months Ended June 30, 2013 (unaudited)
Investment Income:
Interest		$498,550
Expenses:
Custodian fees	$2,566
Transfer agent fee	3,346
Directors'/Trustees' fees (Note 5)	688
Auditing fees	12,670
Legal fees	3,913
Portfolio accounting fees	21,554
Printing and postage	4,666
Insurance premiums (Note 5)	2,040
Miscellaneous (Note 5)	135
TOTAL EXPENSES	51,578
Reimbursement of other operating expenses (Note 5)	(29,347)
Net expenses		22,231
Net investment income		476,319
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		253,913
Net realized gain on futures contracts		655,213
Net change in unrealized appreciation of investments		(6,417,410)
Net change in unrealized appreciation of futures contracts		470,469
Net realized and unrealized loss on investments and futures contracts		(5,037,815)
Change in net assets resulting from operations		$(4,561,496)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Inflation-Protected Securities Core Fund
	Six Months Ended (unaudited) 6/30/2013	Year Ended 12/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$476,319	$1,713,436
Net realized gain on investments and futures contracts	909,126	319,168
Net change in unrealized appreciation/depreciation of investments and futures contracts	(5,946,941)	1,712,091
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,561,496)	3,744,695
Distributions to Shareholders:
Distributions from net investment income	(380,880)	(1,722,426)
Share Transactions:
Proceeds from sale of shares	12,109,998	15,400,000
Net asset value of shares issued to shareholders in payment of distributions declared	55,130	1,572
Cost of shares redeemed	(7,227,000)	(500,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,938,128	14,901,572
Change in net assets	(4,248)	16,923,841
Net Assets:
Beginning of period	77,094,826	60,170,985
End of period (including undistributed net investment income of $128,111 and $32,672, respectively)	$77,090,578	$77,094,826
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Inflation-Protected Securities Core Fund
June 30, 2013 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.
Semi-Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases financial futures contracts to manage cash flows and enhance yield. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $18,957,174. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(638,592)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$655,213
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$470,469
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2013	Year Ended 12/31/2012
Shares sold	1,072,891	1,368,610
Shares issued to shareholders in payment of distributions declared	5,196	139
Shares redeemed	(650,241)	(43,554)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	427,846	1,325,195
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At June 30, 2013, the cost of investments for federal tax purposes was $75,129,023. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,541,538. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,945,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,404,401.
At December 31, 2012, the Fund had a capital loss carryforward of $4,131,606 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,079,231	$1,095,646	$3,174,877
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2013, the Adviser voluntarily reimbursed $29,347 of other operating expenses.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the six months ended June 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–
Federated Inflation-Protected Securities Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$945.70	$0.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
37635 (11/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2013
Share Class	Ticker
A	FRSAX
C	FRICX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2013 through September 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	55.7%
Corporate Debt Securities	21.9%
Trade Finance Agreements	12.6%
Collateralized Mortgage Obligations	5.1%
Exchange-Traded Fund	2.4%
Asset-Backed Securities	1.3%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.6%
Governments/Agencies	0.2%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	8.4%
Other Assets and Liabilities—Net[5]	(8.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.6%
		Federal Home Loan Mortgage Corporation ARM—0.4%
$348,560		FHLMC ARM 781523, 2.354%, 5/01/2034	$366,000
507,063		FHLMC ARM 848194, 2.780%, 8/01/2035	540,262
354,830		FHLMC ARM 848746, 2.700%, 7/01/2034	378,445
417,969		FHLMC ARM 1H2662, 2.602%, 5/01/2036	446,598
		TOTAL	1,731,305
		Federal National Mortgage Association ARM—0.2%
158,299		FNMA ARM 745059, 2.243%, 9/01/2035	164,870
134,918		FNMA ARM 810320, 2.497%, 4/01/2034	143,359
306,262		FNMA ARM 881959, 2.460%, 2/01/2036	325,916
		TOTAL	634,145
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,347,859)	2,365,450
		CORPORATE BONDS—21.3%
		Automotive—1.9%
2,000,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,046,694
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	775,993
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	258,125
4,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,210,000
		TOTAL	7,290,812
		Building Materials—0.8%
2,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	2,928,375
		Chemicals—0.1%
500,000		Ashland, Inc., 3.00%, 3/15/2016	510,000
		Communications - Telecom Wirelines—0.1%
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.002%, 9/14/2018	431,628
		Consumer Cyclical - Automotive—0.2%
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.950%, 9/26/2016	751,778
		Energy—1.8%
500,000		Chesapeake Energy Corp., 3.25%, 3/15/2016	504,375
2,500,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,578,125
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$3,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	$3,754,985
		TOTAL	6,837,485
		Energy - Integrated—0.5%
2,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 0.880%, 9/26/2018	2,003,420
		Financial Institution - Banking—0.6%
2,000,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 1.129%, 9/24/2018	2,007,270
300,000		Union Bank, N.A., Floating Rate Note—Sr. Note, 1.000%, 9/26/2016	302,077
		TOTAL	2,309,347
		Financial Institutions—1.8%
1,000,000		Ally Financial, Inc., 2.946%, 7/18/2016	1,008,190
2,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,045,000
2,000,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	1,998,750
2,000,000		International Lease Finance Corp., 2.224%, 6/15/2016	2,000,000
		TOTAL	7,051,940
		Food & Beverage—2.8%
1,500,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	1,522,500
3,000,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	3,127,500
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	109,875
1,500,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,560,000
1,000,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,050,000
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,284,375
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,117,500
		TOTAL	10,771,750
		Health Care—3.6%
2,000,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	2,170,000
4,375,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	4,489,844
3,500,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	3,598,437
900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	954,000
1,600,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,720,000
1,000,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,060,000
		TOTAL	13,992,281
		Industrial - Other—0.7%
1,500,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,545,000
1,000,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,085,000
		TOTAL	2,630,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—0.3%
$1,000,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	$1,067,500
		Packaging & Containers—0.1%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.375%, 10/15/2017	536,875
		Retailers—2.6%
3,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,090,000
1,750,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,780,625
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,550,000
2,450,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,462,250
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	51,250
		TOTAL	9,934,125
		Services—0.1%
500,000	[1,2]	Garda World Security Corp., Series 144A, 9.75%, 3/15/2017	535,000
		Technology—2.1%
1,000,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,010,000
3,500,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,613,750
1,000,000	[1,2]	NXP BV/NXP Funding LLC, Sr. Note, 3.50%, 9/15/2016	1,012,500
2,500,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,662,500
		TOTAL	8,298,750
		Wireless Communications—1.2%
3,500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,644,375
1,000,000	[1,2]	T-Mobile USA, Inc., Sr. Note, 5.25%, 9/1/2018	1,021,250
		TOTAL	4,665,625
		TOTAL CORPORATE BONDS (IDENTIFIED COST $82,104,813)	82,546,691
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.2%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.982%, 1/7/2025	299,551
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.832%, 5/15/2018	124,466
300,000		Smart Trust 2013-2US, Class A4B, 0.55%, 2/14/2019	301,560
		TOTAL	725,577
		Credit Card—0.4%
1,500,000		American Express Credit Account Master 2013-1, Class B, 0.882%, 2/16/2021	1,500,357
		Student Loan—0.5%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.68%, 10/15/2031	1,902,175
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,128,109
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
		Commercial Mortgage—0.2%
$600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.232%, 7/15/2046	$605,896
		Federal Home Loan Mortgage Corporation—3.2%
2,995,299		REMIC 3241 FM, 0.562%, 11/15/2036	2,999,082
3,484,250		REMIC 3305 BF, 0.502%, 7/15/2034	3,477,540
1,513,046		REMIC 3323 FB, 0.512%, 5/15/2037	1,508,026
3,686,395		REMIC 3752 FQ, 0.682%, 11/15/2040	3,706,025
913,284		REMIC 4077 MF, 0.682%, 7/15/2042	921,929
		TOTAL	12,612,602
		Federal National Mortgage Association—1.7%
1,428,667		REMIC 2006-111 FA, 0.559%, 11/25/2036	1,430,846
648,503		REMIC 2010-134 BF, 0.609%, 10/25/2040	649,072
993,737		REMIC 2010-135 FP, 0.579%, 12/25/2040	993,428
1,963,187		REMIC 2012-135 FA, 0.479%, 11/25/2039	1,952,064
1,495,973		REMIC 2013-2 QF, 0.679%, 2/25/2043	1,498,824
		TOTAL	6,524,234
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,765,639)	19,742,732
		FLOATING RATE LOANS—4.9%
4,000,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.50%, 7/26/2020	4,002,920
2,000,000		Allegion US Holdings Co., Inc., Term Loan—1st Lien, 3.00%, 12/26/2020	2,006,660
2,496,250		Charter Communications Operating LLC, Term Loan—1st Lien, 2.515%, 1/3/2021	2,474,583
3,000,000		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 4.00%, 9/23/2020	2,999,490
500,000		Kabel Deutschland GMBH, Term Loan—1st Lien, 3.25%, 2/1/2019	500,488
961,201		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 2.867%, 2/2/2017	963,801
250,000		Oxea SARL, Term Loan—1st Lien, 4.25%, 12/6/2019	248,438
848,398		Penn National Gaming, Inc., Term Loan—1st Lien, 3.75%, 7/14/2018	850,311
1,441,659		PVH Corp., Term Loan—1st Lien, 2.760%, 2/13/2020	1,440,196
498,750		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 4/29/2020	498,438
497,500		Tesoro Corp., Term Loan—1st Lien, 2.511%, 6/3/2016	498,510
1,500,000		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/7/2020	1,493,850
500,000		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	494,375
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
$493,750		Windstream Corp., Term Loan—1st Lien, 4.00%, 8/8/2019	$494,826
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $18,944,611)	18,966,886
		Investment Companies—69.6%[3]
19,789,971		Federated Bank Loan Core Fund	201,857,702
10,325,024	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	10,325,024
5,906,089		Federated Project and Trade Finance Core Fund	57,584,369
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $270,324,856)	269,767,095
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $397,612,778)[5]	397,516,963
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[6]	(10,145,513)
		TOTAL NET ASSETS—100%	$387,371,450
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 5-Year Short Futures	100	$12,104,688	December 2013	$(129,522)
[7]United States Treasury Notes 10-Year Short Futures	85	$10,743,203	December 2013	$(105,925)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(235,447)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $50,628,397, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $50,628,397, which represented 13.1% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $397,704,030.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
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6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,365,450	$—	$2,365,450
Corporate Bonds	—	82,546,691	—	82,546,691
Asset-Backed Securities	—	4,128,109	—	4,128,109
Collateralized Mortgage Obligations	—	19,742,732	—	19,742,732
Floating Rate Loans	—	18,966,886	—	18,966,886
Investment Companies[1]	212,182,726	57,584,369	—	269,767,095
TOTAL SECURITIES	$212,182,726	$185,334,237	$—	$397,516,963
OTHER FINANCIAL INSTRUMENTS[2]	$(235,447)	$—	$—	$(235,447)
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,		Period Ended 3/31/2011[2]
		2013[1]	2012
Net Asset Value, Beginning of Period	$10.08	$9.96	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.17	0.37	0.37[3]	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	0.12	(0.04)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.49	0.33	0.00[4]
Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.41)	(0.03)
Net Asset Value, End of Period	$10.03	$10.08	$9.96	$10.04
Total Return[5]	1.19%	5.02%	3.44%	0.02%
Ratios to Average Net Assets:
Net expenses	1.00%[6]	1.00%	1.00%	1.10%[6]
Net investment income	3.28%[6]	3.54%	3.77%	3.74%[6]
Expense waiver/reimbursement[7]	0.15%[6]	0.47%	0.96%	1.66%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$185,172	$71,544	$22,244	$6,231
Portfolio turnover	5%	17%	39%	8%[8]
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
3	Per share number has been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 3, 2010 to March 31, 2011.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Period Ended 9/30/2013[1]
Net Asset Value, Beginning of Period	$10.05
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized loss on investments and futures contracts	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.01
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$10.04
Total Return[2]	0.09%
Ratios to Average Net Assets:
Net expenses	1.64%[3]
Net investment income	3.38%[3]
Expense waiver/reimbursement[4]	0.14%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$750
Portfolio turnover	5%[5]
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to September 30, 2013.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended September 30, 2013.
See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2013	Year Ended March 31,		Period Ended 3/31/2011[2]
		2013[1]	2012
Net Asset Value, Beginning of Period	$10.08	$9.96	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.19	0.40	0.41[3]	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	0.13	(0.04)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.53	0.37	0.15
Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.45)	(0.11)
Net Asset Value, End of Period	$10.03	$10.08	$9.96	$10.04
Total Return[4]	1.36%	5.38%	3.80%	1.47%
Ratios to Average Net Assets:
Net expenses	0.65%[5]	0.65%	0.65%	0.75%[5]
Net investment income	3.67%[5]	3.91%	4.15%	3.38%[5]
Expense waiver/reimbursement[6]	0.15%[5]	0.49%	0.97%	4.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$201,449	$40,211	$23,622	$13,236
Portfolio turnover	5%	17%	39%	8%
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
September 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $269,767,095 of investment in affiliated holdings (Note 5) (identified cost $397,612,778)		$397,516,963
Cash		17,214
Restricted cash (Note 2)		215,375
Income receivable		1,312,378
Income receivable from affiliated holdings (Note 5)		921,005
Receivable for investments sold		1,250
Receivable for shares sold		3,607,051
Prepaid expenses		10,964
TOTAL ASSETS		403,602,200
Liabilities:
Payable for investments purchased	$13,160,074
Payable for shares redeemed	2,878,212
Payable for daily variation margin	11,016
Income distribution payable	131,327
Payable for distribution services fee (Note 5)	14,141
Payable for shareholder services fee (Note 5)	35,980
TOTAL LIABILITIES		16,230,750
Net assets for 38,615,701 shares outstanding		$387,371,450
Net Assets Consist of:
Paid-in capital		$388,173,513
Net unrealized depreciation of investments and futures contracts		(331,262)
Accumulated net realized loss on investments and futures contracts		(361,972)
Distributions in excess of net investment income		(108,829)
TOTAL NET ASSETS		$387,371,450
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11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($185,172,495 ÷ 18,459,432 shares outstanding), no par value, unlimited shares authorized	$10.03
Offering price per share (100/98.00 of $10.03)	$10.23
Redemption proceeds per share	$10.03
Class C Shares:
Net asset value per share ($749,667 ÷ 74,703 shares outstanding), no par value, unlimited shares authorized	$10.04
Offering price per share	$10.04
Redemption proceeds per share (99/100 of $10.04)	$9.94
Institutional Shares:
Net asset value per share ($201,449,288 ÷ 20,081,566 shares outstanding), no par value, unlimited shares authorized	$10.03
Offering price per share	$10.03
Redemption proceeds per share	$10.03
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended September 30, 2013 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)		$3,621,174
Interest		973,858
TOTAL INCOME		4,595,032
Expenses:
Investment adviser fee (Note 5)	$641,672
Administrative fee (Note 5)	83,503
Custodian fees	9,083
Transfer agent fee	33,603
Directors'/Trustees' fees (Note 5)	461
Auditing fees	13,602
Legal fees	3,997
Portfolio accounting fees	34,736
Distribution services fee (Note 5)	59,614
Shareholder services fee (Note 5)	146,860
Account administration fee (Note 2)	2,026
Share registration costs	20,443
Printing and postage	10,801
Insurance premiums (Note 5)	2,032
Miscellaneous (Note 5)	505
TOTAL EXPENSES	1,062,938
Waiver/reimbursement of investment adviser fee (Note 5)	(162,609)
Net expenses		900,329
Net investment income		3,694,703
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(9,251)
Net realized gain on futures contracts		166,169
Net change in unrealized appreciation of investments		(1,013,086)
Net change in unrealized depreciation of futures contracts		(215,023)
Net realized and unrealized loss on investments and futures contracts		(1,071,191)
Change in net assets resulting from operations		$2,623,512
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2013	Year Ended 3/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,694,703	$2,412,300
Net realized gain (loss) on investments and futures contracts	156,918	(40,712)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,228,109)	941,262
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,623,512	3,312,850
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,011,884)	(1,332,793)
Class C Shares	(365)	—
Institutional Shares	(1,791,283)	(1,146,710)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,803,532)	(2,479,503)
Share Transactions:
Proceeds from sale of shares	314,101,405	87,353,027
Net asset value of shares issued to shareholders in payment of distributions declared	3,263,012	1,849,548
Cost of shares redeemed	(40,568,052)	(24,147,099)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	276,796,365	65,055,476
Change in net assets	275,616,345	65,888,823
Net Assets:
Beginning of period	111,755,105	45,866,282
End of period (including undistributed (distributions in excess of) net investment income of $(108,829) and $0, respectively)	$387,371,450	$111,755,105
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
September 30, 2013 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective September 6, 2013, the Fund began offering Class C Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report
15

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$2,026
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2011 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to increase income and manage duration risk of the portfolio. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $6,548,536. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$235,447*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$166,169
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(215,023)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,865,317	$139,367,592	6,257,762	$62,769,941
Shares issued to shareholders in payment of distributions declared	198,363	1,992,586	130,810	1,309,732
Shares redeemed	(2,699,913)	(27,139,862)	(1,525,224)	(15,265,125)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,363,767	$114,220,316	4,863,348	$48,814,548
	Period Ended 9/30/2013[1]		Year Ended 3/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	74,670	$750,935	—	$—
Shares issued to shareholders in payment of distributions declared	35	351	—	—
Shares redeemed	(2)	(21)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	74,703	$751,265	—	$—
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	Six Months Ended 9/30/2013		Year Ended 3/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,301,861	$173,982,878	2,449,913	$24,583,086
Shares issued to shareholders in payment of distributions declared	126,480	1,270,075	53,938	539,816
Shares redeemed	(1,335,214)	(13,428,169)	(886,034)	(8,881,974)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,093,127	$161,824,784	1,617,817	$16,240,928
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,531,597	$276,796,365	6,481,165	$65,055,476
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to September 30, 2013.
4. FEDERAL TAX INFORMATION
At September 30, 2013, the cost of investments for federal tax purposes was $397,704,030. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $187,067. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $625,047 and net unrealized depreciation from investments for those securities having an excess of cost over value of $812,114.
At March 31, 2013, the Fund had a capital loss carryforward of $241,279 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire.
All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$172,082	$69,197	$241,279
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2013, the Adviser voluntarily waived $159,692 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$59,541
Class C Shares	73
TOTAL	$59,614
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2013, FSC did not retain any fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2013, FSC did not retain any sales charges from the sale of Class A Shares. For the six months ended September 30, 2013, FSC retained $8,788 in CDSC relating to redemptions of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$146,828
Class C Shares	32
TOTAL	$146,860
For the six months ended September 30, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Effective June 1, 2013, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2014; or (b) the date of the Fund's next effective Prospectus. With respect to the Fund's Class C Shares, effective September 6, 2013, the same arrangements apply with a Fee Limit of 1.64% and a Termination Date of October 1, 2014. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended September 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,240,908 and $0, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2013, the Adviser reimbursed $2,917. Transactions involving affiliated holdings during the six months ended September 30, 2013, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2013	7,441,772	2,112,861	1,661,327	11,215,960
Purchases/Additions	12,348,199	132,276,652	4,244,762	148,869,613
Sales/Reductions	—	(124,064,489)	—	(124,064,489)
Balance of Shares Held 9/30/2013	19,789,971	10,325,024	5,906,089	36,021,084
Value	$201,857,702	$10,325,024	$57,584,369	$269,767,095
Dividend Income	$2,882,272	$1,885	$737,017	$3,621,174
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 52.1% of its net assets at September 30, 2013. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2013, were as follows:
Purchases	$282,593,446
Sales	$9,712,898
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2013, there were no outstanding loans. During the six months ended September 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2013, there were no outstanding loans. During the six months ended September 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.90	$5.04
Class C Shares	$1,000	$1,000.90	$1.12[2]
Institutional Shares	$1,000	$1,013.60	$3.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.05	$5.06
Class C Shares	$1,000	$1,016.85	$8.29[2]
Institutional Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class C Shares	1.64%
Institutional Shares	0.65%
2	“Actual” expense information for the Fund's Class C Shares is for the period from September 6, 2013 (date of initial investment) to September 30, 2013. Actual expenses are equal to the Fund's annualized net expense ratio of 1.64%, multiplied by 25/365 (to reflect the period from initial investment to September 30, 2013). “Hypothetical” expense information for Class C Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428.035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having benn previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
Q450752 (11/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2013